Commitments and Contingencies (Details) - USD ($)	1 Months Ended	8 Months Ended	12 Months Ended
	Dec. 22, 2021	Dec. 31, 2021	Dec. 31, 2022
Commitments and Contingencies (Details) [Line Items]
Gross proceeds			$ 6,986,250
Business combination, percentage			3.68%
Business combination percentage			3.68%
Cash percentage			27.50%
Equity percentage			72.50%
Fair value	$ 3,570,576
Exercisable per share			$ 11.5
Warrants term			5 years
Pre transaction equity value			$ 155,000,000
Exchange ratio			155,000,000
Price per share	$ 10.1		$ 11.5
Aggregate additional			$ 3,875,000
Common Stock [Member]
Commitments and Contingencies (Details) [Line Items]
Additional shares units		4,743,750
Price per share			$ 10
IPO [Member]
Commitments and Contingencies (Details) [Line Items]
Additional shares units			2,475,000
Underwriting discount			1.82%
Gross proceeds			$ 3,450,000
Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Underwriters	450,000
Warrants			74,250
Aggregate exercise price			$ 6,546,375
I-Bankers and Dawson James [Member]
Commitments and Contingencies (Details) [Line Items]
Shares of common stock	37,500
Warrants underwriters			569,250